Equity (Summary of Classes of Share Capital - Common Shares) (Details) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 127,827
Balance at end of period	$ 124,318	$ 126,091	$ 124,318	$ 126,091
Ordinary Shares [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)	1,671,278	1,752,200	1,689,496	1,750,272
Balance at beginning of period	$ 24,551	$ 25,528	$ 24,727	$ 25,373
Proceeds from shares issued on exercise of stock options, Number of shares	488	592	1,696	945
Proceeds from shares issued on exercise of stock options, Amount	$ 42	$ 44	$ 150	$ 69
Shares issued as a result of dividend reinvestment plan, Number of shares	0	0	0	1,575
Shares issued as a result of dividend reinvestment plan	$ 0	$ 0	$ 0	$ 130
Purchase of shares for cancellation and other, Number of Shares	(19,346)	(30,001)	(38,772)	(30,001)
Purchase of shares for cancellation and other, Amount	$ (284)	$ (436)	$ (568)	$ (436)
Balance at end of period (shares)	1,652,420	1,722,791	1,652,420	1,722,791
Balance at end of period	$ 24,309	$ 25,136	$ 24,309	$ 25,136